                                                         [NEUBERGER BERMAN LOGO]


Annual Report
December 31, 2001

                                                Neuberger Berman
                                                Advisers
                                                Management
                                                Trust



                                                Liquid
                                                Asset (R)
                                                Portfolio











B1018 02/02

Liquid Asset Portfolio Managers' Commentary
-------------------------------------------

The year ended December 31, 2001, was an unusually eventful time in the money markets. The economy weakened considerably during the year, resulting in seven Federal Reserve Board reductions in short-term rates before the September 11 terrorist attacks on the World Trade Center and Pentagon and four additional cuts by year end. In all, the Fed lowered overnight rates from a 6.5% rate on January 2 to 1.75% by the end of December, a total of 475 basis points.

Despite these dramatic declines in short rates, however, the portfolio returned 3.28% during the year, ending the year with a weighted average maturity of 56.4 days--which is comparable to the Money Fund Report Averages (Trade Mark) Taxable First Tier Retail of 3.55%. The Portfolio closed the period with a 1.30% 7-day current yield and 1.31% 7-day effective yield.

There were many shifts within the cash marketplace during the period. The supply of short-term government debt increased dramatically as the Treasury Department in July began issuing four-week bills. The government used them to replace both one-year Treasury bills, which it stopped issuing, and cash management bills, previously used to cover seasonal tax collection and other revenue shortfalls.

We shifted the portfolio from a position "bulleted" around the average maturity in the first half of the year to one "barbelled" to obtain a higher average maturity and yield going into the New Year. We expect the portfolio to continue to derive the benefits from this conservative strategy going into the year 2002.

The issuance of high-quality commercial paper declined during the year because of numerous downgrades. However, we maintained the highest credit quality even as the commercial paper market experienced five Moody's downgrades for every upgrade. In light of this we increased our holdings of government agency securities from 3.6% at the beginning of the year to 11.3% at the end of the year. In sum, the yield on the portfolio remained comparable to the market average while the average quality of securities remained superior.

We believe our conservative management will continue to provide income and protect principal during the coming year.

Sincerely,


                                /s/ TED GIULIANO

                             /s/ JOSEPHINE MAHANEY

                      TED GIULIANO AND JOSEPHINE MAHANEY
                             PORTFOLIO CO-MANAGERS

1. 3.28%, 4.51% and 4.12% were the average annual total returns for the 1, 5 and 10 year periods ended December 31, 2001. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. Although the portfolio is managed to maintain a stable net asset value of $1.00, the investment return and principal value of an investment may fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The value of the Portfolio's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. The performance does not reflect separate account and insurance policy fees and expenses.

The composition, industries and holdings of the portfolio are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

"Current yield" refers to the income generated by an investment in the portfolio over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, it is assumed that the income earned by an investment in the Fund is reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This material is authorized for distribution only when preceded or accompanied by a current prospectus.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

Schedule of Investments Liquid Asset Portfolio
----------------------------------------------

Principal Amount                                                                   Rating [SS]
                                                                                Moody's      S&P         Value+
U.S. Treasury Securities-Backed By The Full Faith and Credit of the
U.S. Government (1.6%)
 $  400,000    U.S. Treasury Notes, 5.63%, due 11/30/02                            TSY       TSY       $   412,714
                                                                                                       -----------
U.S. Government Agency Securities (11.3%)
    460,000    Federal Farm Credit Bank, Disc. Notes, 3.30%, due 2/28/02           AGY       AGY           457,554
  1,000,000    Federal Home Loan Bank, Bonds, 3.60%, due 9/5/02                    AGY       AGY         1,000,000
  1,000,000    Federal Home Loan Bank, Bonds, 2.13%, due 11/6/02                   AGY       AGY           999,975
    500,000    Federal Home Loan Bank, Disc. Notes, 1.96%, due 8/21/02             AGY       AGY           493,684
                                                                                                       -----------
               Total U.S. Government Agency Securities                                                   2,951,213
                                                                                                       -----------
Commercial Paper (53.7%)
    645,000    AWB (Finance) Ltd., 1.71%, due 2/12/02                              P-1      A-1+           643,713
  1,200,000    Corporate Receivables Corp., 1.83%, due 1/3/02                      P-1      A-1+         1,199,878
  1,140,000    Eksportfinans ASA, 1.80%, due 1/18/02                               P-1      A-1+         1,139,031
  1,000,000    Enterprise Funding Corp., 1.90%, due 1/10/02                        P-1      A-1+           999,525
  1,200,000    General Electric Capital Corp., 1.83%, due 2/25/02                  P-1      A-1+         1,196,645
    750,000    GOVCO, Inc., 1.91%, due 2/5/02                                      P-1      A-1+           748,607
  1,295,000    International Lease Finance Corp., 1.82%, due 1/25/02               P-1      A-1+         1,293,429
    916,000    KFW International Finance, Inc., 3.56%, due 1/7/02                  P-1      A-1+           915,457
    574,000    Toyota Motor Credit Corp., 1.90%, due 1/15/02                       P-1      A-1+           573,576
    800,000    UBS Finance (Delaware), Inc., 1.75%, due 1/14/02                    P-1      A-1+           799,494
  1,150,000    Verizon Network Fund, 1.92%, due 1/4/02                             P-1      A-1+         1,149,816
  1,006,000    Washington Gas Light Co., 1.77%, due 1/11/02                        P-1      A-1+         1,005,505
  1,205,000    Washington Post Co., 1.76%, due 1/18/02                             P-1      A-1          1,203,999
  1,200,000    Windmill Funding Corp., 1.80%, due 1/8/02                           P-1      A-1+         1,199,580
                                                                                                       -----------
               Total Commercial Paper                                                                   14,068,255
                                                                                                       -----------
Taxable Revenue Bonds (22.7%)
    700,000    Florida Housing Finance Corp., Rev. Bonds, Ser. 1999 A,
                 1.95%, VRDN due 1/1/44                                           VMIG1     A-1+           700,000
    500,000    Florida Housing Finance Corp., Rev. Bonds, Ser. 2000 A,
                 1.95%, VRDN due 1/1/45                                           VMIG1     A-1+           500,000
    800,000    Los Angeles (CA) Multi-Family Hsg. Rev. Bonds (Fountain Park
                 Proj.), Ser. 1999 Q, 2.00%, VRDN due 4/15/33                               A-1+           800,000
  1,000,000    New York City (NY) G.O., Ser. A-9, 1.95%, VRDN due 11/1/23         VMIG1     A-1+         1,000,000
  1,000,000    Rhode Island St. Student Loan Au. Student Loan Rev., Ser. 4,
                 2.00%, VRDN due 12/1/34                                          VMIG1                  1,000,000
    965,000    Riverside Co. (CA) Cert. of Participation, Ser. 1997, 1.95%,
                 VRDN due 11/1/27                                                 VMIG1     A-1+           965,000
  1,000,000    San Jose (CA) Fin. Au. Lease Rev. (Hayes Mansion Proj.), Ser.
                 2001C, 2.00%, VRDN due 7/1/24                                    VMIG1                  1,000,000
                                                                                                       -----------
               Total Taxable Revenue Bonds                                                               5,965,000
                                                                                                       -----------
Asset-Backed Securities (0.1%)
     21,356    Nissan Auto Receivables Owner Trust, Ser. 2001-B, Class A1,
               4.74%, due 5/15/02                                                  P-1      A-1+            21,356
                                                                                                       -----------
Certificates of Deposit (3.8%)
    500,000    Credit Agricole Indosuez N.Y., Yankee CD, 3.65%, due
                 8/19/02                                                           P-1      A-1+           500,031
    500,000    Rabobank Nederland, Yankee CD, 3.72%, due 8/6/02                    P-1      A-1+           500,354
                                                                                                       -----------
               Total Certificates of Deposit                                                             1,000,385
                                                                                                       -----------
Corporate Debt Securities (2.7%)
    700,000    Merrill Lynch & Co., Inc., Medium-Term Notes, 4.35%, due
                 6/3/02                                                            P-1      A-1+           700,000
                                                                                                       -----------

                                        3

See Notes to Schedule of Investments

Schedule of Investments Liquid Asset Portfolio cont'd
-----------------------------------------------------

Principal Amount                                                                     Rating [SS]
                                                                                Moody's      S&P         Value+
Repurchase Agreements (4.1%)
$1,085,000    State Street Bank and Trust Co. Repurchase Agreement,
                1.60%, due 1/2/02, dated 12/31/01, Maturity Value
                $1,085,096, Collateralized by $1,120,000 Federal Home
                Loan Bank, Bonds, 2.10%, due 12/5/02 (Collateral Value
                $1,119,817)                                                                            $ 1,085,000
                                                                                                       -----------
              Total Investments (100.0%)                                                                26,203,923
              Cash, receivables and other assets, less liabilities (0.0%)                                    8,705
                                                                                                       -----------
              Total Net Assets (100.0%)                                                                $26,212,628
                                                                                                       -----------

See Notes to Schedule of Investments

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Notes to Schedule of Investments Liquid Asset Portfolio

+ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

[SS] Credit ratings are unaudited.

See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Statement of Assets and Liabilities
-----------------------------------

                                                                                     Liquid
                                                                                      Asset
Neuberger Berman Advisers Management Trust                                         Portfolio
Assets
  Investments in securities, at value* (Note A)-see Schedule of Investments       $ 26,203,923
----------------------------------------------------------------------------------------------
  Cash                                                                                     178
----------------------------------------------------------------------------------------------
  Interest receivable                                                                   60,692
----------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                        406
==============================================================================================
Total Assets                                                                        26,265,199
==============================================================================================
Liabilities
  Payable for Fund shares redeemed                                                      14,117
----------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                 5,247
----------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                     20,131
----------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                   13,076
==============================================================================================
Total Liabilities                                                                       52,571
==============================================================================================
Net Assets at value:                                                              $ 26,212,628
==============================================================================================
Net Assets consist of:
  Paid-in capital                                                                 $ 26,211,746
----------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   882
==============================================================================================
Net Assets at value                                                               $ 26,212,628
==============================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                   26,211,746
----------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                          $       1.00
==============================================================================================
*Cost of Investments                                                              $ 26,203,923
==============================================================================================

See Notes to Financial Statements

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2001


Statement of Operations
-----------------------


                                                                                        Liquid
                                                                                         Asset
Neuberger Berman Advisers Management Trust                                            Portfolio
Investment Income
Interest income                                                                      $1,103,157
===============================================================================================
Expenses:
Investment management fee (Note B)                                                       65,073
-----------------------------------------------------------------------------------------------
Administration fee (Note B)                                                             104,122
-----------------------------------------------------------------------------------------------
Auditing fees                                                                             2,291
-----------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                  32,976
-----------------------------------------------------------------------------------------------
Insurance expense                                                                           430
-----------------------------------------------------------------------------------------------
Legal fees                                                                                4,573
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                      12,824
-----------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                              41,674
-----------------------------------------------------------------------------------------------
Miscellaneous                                                                             1,173
===============================================================================================
Total expenses                                                                          265,136
Expenses reimbursed by administrator and reduced by custodian fee expense offset
  arrangement (Note B)                                                                   (4,210)
===============================================================================================
Total net expenses                                                                      260,926
===============================================================================================
Net investment income (loss)                                                            842,231
===============================================================================================
Realized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                                    2,753
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $  844,984
===============================================================================================

See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Statement of Changes in Net Assets
----------------------------------


                                                                           Liquid Asset Portfolio
                                                                     ---------------------------------
Neuberger Berman Advisers Management Trust                                 Year Ended December 31,
                                                                           2001              2000
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                         $     842,231      $   1,276,919
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      2,753               (301)
=====================================================================================================
Net increase (decrease) in net assets resulting from operations            844,984          1,276,618
=====================================================================================================
Distributions to Shareholders From:
Net investment income                                                     (842,231)        (1,276,919)
-----------------------------------------------------------------------------------------------------
From Fund Share Transactions:
Proceeds from shares sold                                               21,272,266         26,945,209
-----------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                  842,442          1,341,581
-----------------------------------------------------------------------------------------------------
Payments for shares redeemed                                           (20,691,705)       (29,288,364)
=====================================================================================================
Net increase (decrease) from Fund share transactions                     1,423,003         (1,001,574)
=====================================================================================================
Net Increase (Decrease) in Net Assets                                    1,425,756         (1,001,875)
Net Assets:
Beginning of year                                                       24,786,872         25,788,747
=====================================================================================================
End of year                                                          $  26,212,628      $  24,786,872
=====================================================================================================
Number of Fund Shares:
Sold                                                                    21,272,266         26,945,209
-----------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                      842,442          1,341,581
-----------------------------------------------------------------------------------------------------
Redeemed                                                               (20,691,705)       (29,288,364)
=====================================================================================================
Net increase (decrease) in shares outstanding                            1,423,003         (1,001,574)
=====================================================================================================

See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Notes to Financial Statements Liquid Asset Portfolio
----------------------------------------------------

     Note A--Summary Of Significant Accounting Policies:

1 General: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Liquid Asset Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Liquid Asset Investments.

     It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 Dividends and distributions to shareholders: It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

Notes to Financial Statements Liquid Asset Portfolio cont'd
-----------------------------------------------------------

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     For the years ended December 31, 2001 and 2000, there were no significant differences between the book basis and tax basis character of distributions to shareholders. Additionally, at year-end, there were no significant differences between the book basis and tax basis of components of net assets.

6 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.

7 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

8 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have an effect on the financial statements.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, And Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.

     Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

     Management has contractually undertaken through April 30, 2002 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. For the year ended December 31, 2001, such excess expenses amounted to $3,651.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $559.

Financial Highlights Liquid Asset Portfolio+
--------------------------------------------

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.


                                                                            Year Ended December 31,
                                                      -------------------------------------------------------------------
                                                       2001             2000          1999           1998          1997
                                                      -------          -------       -------        -------       -------
Net Asset Value, Beginning of Year                    $ .9999          $ .9999       $ .9999        $ .9999       $ .9999
                                                      -------          -------       -------        -------       -------
Income From Investment Operations
Net Investment Income                                   .0323            .0549         .0419          .0456         .0461
Net Gains or Losses on Securities                       .0001               --            --             --            --
                                                      -------          -------       -------        -------       -------
Total From Investment Operations                        .0324            .0549         .0419          .0456         .0461
                                                      -------          -------       -------        -------       -------
Less Distributions
From Net Investment Income                             (.0323)          (.0549)       (.0419)        (.0456)       (.0461)
                                                      -------          -------       -------        -------       -------
Net Asset Value, End of Year                          $1.0000          $ .9999       $ .9999        $ .9999       $ .9999
                                                      -------          -------       -------        -------       -------
Total Return++                                          +3.28%           +5.63%        +4.27%         +4.66%        +4.71%

Ratios/Supplemental Data
Net Assets, End of Year (in millions)                   $26.2            $24.8         $25.8          $14.8         $13.4
Ratio of Gross Expenses to Average Net Assets#           1.00%             .89%         1.01%          1.01%         1.01%
Ratio of Net Expenses to Average Net Assets              1.00%[SS]         .89%         1.00%[SS]      1.00%[SS]     1.00%[SS]
Ratio of Net Investment Income to Average Net Assets     3.24%            5.48%         4.21%          4.56%         4.61%

See Notes to Financial Highlights

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

Notes to Financial Highlights Liquid Asset Portfolio
----------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Liquid Asset Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


[SS] After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                      Year Ended December 31,
                              -------------------------------------------------
                                  2001         1999         1998         1997

                                  1.02%        1.09%        1.14%        1.12%

Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Asset Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                               /s/ Ernst & Young LLP




Boston, Massachusetts
February 1, 2002

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Trustees and Officers (Unaudited)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.


Information about the Board of Trustees

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                               Position and                                       Fund Complex
                              Length of Time                                       Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 John Cannon (71)            Trustee since    Retired. Formerly, Chairman              26       Independent Trustee or
                             1994             and Chief Investment Officer of                   Director of three series of
                                              CDC Capital Management                            Oppenheimer Funds:
                                              (registered investment adviser)                   Limited Term New York
                                              (1993-Jan. 1999).                                 Municipal Fund, Rochester
                                                                                                Fund Municipals, and
                                                                                                Oppenheimer Convertible
                                                                                                Securities Fund, 1992 to
                                                                                                present.

------------------------------------------------------------------------------------------------------------------------------------
 Faith Colish (66)           Trustee since    Attorney at Law and President,           26
                             1982             Faith Colish, A Professional
                                              Corporation; 1980 to present.

------------------------------------------------------------------------------------------------------------------------------------
 Walter G. Ehlers (68)       Trustee since    Consultant.                              26
                             1989

------------------------------------------------------------------------------------------------------------------------------------
 C. Anne Harvey (63)         Trustee since    Consultant, C. A. Harvey                 26
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the
                                              New York Stock Exchange
                                              Board of Directors, 1998 to
                                              present; Secretary, Board of
                                              Associates to The National
                                              Rehabilitation Hospital's Board
                                              of Directors; Director of
                                              American Association of Retired
                                              Persons (AARP), 1978 to
                                              December 2000; Member,
                                              American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America,
                                              1997-2000.

------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                               Position and                                       Fund Complex
                              Length of Time                                       Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Barry Hirsch (68)           Trustee since    Senior Vice President and                 26
                             1988             General Counsel of Loews
                                              Corporation (diversified
                                              financial corporation).

------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Kavesh (74)       Trustee since    Professor of Finance and                  26      Director, Delaware Labs,
                             1986             Economics at Stern School of                      1978 to present (cosmetics).
                                              Business, New York University.

------------------------------------------------------------------------------------------------------------------------------------
 Howard A. Mileaf (64)       Trustee since    Retired. Director, State Theatre          26      Formerly, Director of Kevlin
                             1984             of New Jersey (not-for-profit                     Corporation (manufacturer of
                                              theater), 2000 to present;                        microwave and other
                                              Formerly, Vice President and                      products).
                                              Special Counsel to WHX
                                              Corporation (holding company);
                                               1993-2001.

------------------------------------------------------------------------------------------------------------------------------------
 John P. Rosenthal (69)      Trustee since    Senior Vice President of                  26      Formerly, Director, Cancer
                             1985             Burnham Securities Inc. (a                        Treatment Holdings, Inc.
                                              registered broker-dealer) since
                                              1991; Director, 92nd Street Y
                                              (non-profit), 1967 to present.

------------------------------------------------------------------------------------------------------------------------------------
 William E. Rulon (69)       Trustee since    Retired. Senior Vice President            26      Director of Prandium, Inc.
                             1986             of Foodmaker. Inc. (operator                      since March 2001
                                              and Franchiser of Restaurants)                    (restaurants).
                                              until January 1997; Secretary of
                                              Foodmaker, Inc. until July 1996;
                                              Director, Pro-Kids Golf and
                                              Learning Academy, 1998 to
                                              present (teach golf and
                                              computer usage to "at risk"
                                              children).

------------------------------------------------------------------------------------------------------------------------------------
 Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford                 26      Formerly, Director of Capital
                             1982             Partners and Oxford Bioscience                    Cash Management Trust
                                              Partners (venture capital                         (money market fund) and
                                              partnerships) and President of                    Prime Cash Fund.
                                              Oxford Venture Corporation.

------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                               Position and                                        Fund Complex
                              Length of Time                                        Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee         Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Tom Decker Seip (51)        Trustee since    President and CEO of Westaff,             26       Director, H&R Block, Inc.
                             2000             Inc., May 2001 to January 2002                     (financial services company),
                                              (temporary staffing); General                      May 2001 to present;
                                              Partner of Seip Investments LP                     Director, General Magic
                                              (a private investment                              (voice recognition software),
                                              partnership); Senior Executive at                  November 2001 to present;
                                              the Charles Schwab                                 Director, Forward
                                              Corporation from 1983 to 1999;                     Management, Inc. (asset
                                              including Chief Executive                          management), 2001-present;
                                              Officer of Charles Schwab                          Member of the Board of
                                              Investment Management, Inc.                        Directors of E-Finance
                                              and Trustee of Schwab Family                       Corporation (credit
                                              of Funds and Schwab                                decisioning services), 1999 to
                                              Investments from 1997 to 1998;                     present; Director,
                                              Executive Vice President-Retail                    Save-Daily.com (micro
                                              Brokerage for Charles Schwab                       investing services), 1999 to
                                              Investment Management from                         present; Formerly, Director of
                                              1994 to 1997.                                      Offroad Capital Inc.
                                                                                                 (pre-public internet
                                                                                                 commerce company).

------------------------------------------------------------------------------------------------------------------------------------
 Gustave H. Shubert (72)     Trustee since    Senior Fellow/Corporate                   26
                             1989             Advisor and Advisory Trustee of
                                              Rand (a non-profit public
                                              interest research institution)
                                              since 1989; Honorary Member
                                              of the Board of Overseers of the
                                              Institute for Civil Justice, the
                                              Policy Advisory Committee of
                                              the Clinical Scholars Program at
                                              the University of California, the
                                              American Association for the
                                              Advancement of Science, the
                                              Council on Foreign Relations,
                                              and the Institute for Strategic
                                              Studies (London); advisor to the
                                              Program Evaluation and
                                              Methodology Division of the
                                              U.S. General Accounting Office;
                                              formerly Senior Vice President
                                              and Trustee of Rand.

------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                               Position and                                      Fund Complex
                              Length of Time                                      Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Candace L. Straight (54)    Trustee since    Private investor and consultant         26
                             1983             specializing in the insurance
                                              industry; Advisory Director of
                                              Securities Capital LLC (a global
                                              private equity investment firm
                                              dedicated to making
                                              investments in the insurance
                                              sector).

------------------------------------------------------------------------------------------------------------------------------------
 Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta            26
                             1984             Region, Ford Motor Credit
                                              Company since August, 1997;
                                              prior thereto, President, Ford
                                              Life Insurance Company,
                                              April 1995 until August 1997.

------------------------------------------------------------------------------------------------------------------------------------
 Michael M. Kassen* (48)     President and    Executive Vice President and            26       Executive Vice President,
                             Trustee since    Chief Investment Officer of                      Chief Investment Officer and
                             1999             Neuberger Berman since 1999;                     Director of Neuberger
                                              Executive Vice President and                     Berman Inc. (holding
                                              Chief Financial Officer of NB                    company) since 1999;
                                              Management from                                  Chairman since May 2000
                                              November 1999 to March 2000;                     and Director of NB
                                              Vice President of NB                             Management since
                                              Management from 1990 until                       January 1996.
                                              1999; Partner or Principal of
                                              Neuberger Berman from 1993.

------------------------------------------------------------------------------------------------------------------------------------
 Edward I. O'Brien* (73)     Trustee since    Member, Investment Policy               26       Director of Legg Mason, Inc.
                             1993             Committee, Edward Jones,                         (financial services holding
                                              1993-2001; President of the                      company), 1993 to present;
                                              Securities Industry Association                  Director, Boston Financial
                                              ("SIA") (securities industry's                   Group (real estate and tax
                                              representative in government                     shelters) 1993-1999.
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              from 1974-1992; Adviser
                                              to SIA from November
                                              1992-November 1993.

------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
                              Length of Time                                     Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Peter E. Sundman* (42)      Chairman of      Executive Vice President of            26       Executive Vice President and
                             the Board,       Neuberger Berman since 1999;                    Director of Neuberger
                             Chief            Principal of Neuberger Berman                   Berman Inc. (holding
                             Executive        from 1997 until 1999; Senior                    company) since 1999;
                             Officer and      Vice President of NB                            President and Director of NB
                             Trustee since    Management from 1996 until                      Management since 1999.
                             1999             1999; Director of Institutional
                                              Services of NB Management
                                              from 1988 until 1996.

-----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------


                                             Position and
 Name, Age, and Address (1)           Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1986                      Vice President-Mutual Fund Board Relations
                                                                         of NB Management since 2000; Employee of
                                                                         Neuberger Berman since 1999; Vice President
                                                                         of NB Management from 1986 to 1999;
                                                                         Secretary of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator.

Robert Conti (45)              Vice President since 2000                 Vice President of Neuberger Berman since
                                                                         1999; Senior Vice President of NB
                                                                         Management since 2000; Controller of NB
                                                                         Management until 1996; Treasurer of NB
                                                                         Management from 1996 until 1999; Vice
                                                                         President of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator since 2000.

Stacy Cooper-Shugrue (38)      Assistant Secretary since 1991            Employee of Neuberger Berman since 1999;
                                                                         Assistant Vice President of NB Management
                                                                         from 1993 to 1999; Assistant Secretary of two
                                                                         other mutual funds for which NB Management
                                                                         acts as investment manager and administrator.

Barbara DiGiorgio (43)         Assistant Treasurer since 1996            Vice President of Neuberger Berman since
                                                                         1999; Assistant Vice President of NB
                                                                         Management from 1993 to 1999; Assistant
                                                                         Treasurer since 1996 of two other mutual funds
                                                                         for which NB Management acts as investment
                                                                         manager and administrator.

Brian J. Gaffney (48)          Vice President since 2000                 Managing Director of Neuberger Berman since
                                                                         1999; Senior Vice President of NB
                                                                         Management since 2000; Vice President of NB
                                                                         Management from 1997 until 1999; Vice
                                                                         President of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator since 2000.

Richard Russell (55)           Treasurer and Principal Financial and     Vice President of Neuberger Berman since
                               Accounting Officer since 1993             1999; Vice President of NB Management from
                                                                         1993 until 1999; Treasurer and Principal
                                                                         Financial and Accounting Officer of two other
                                                                         mutual funds for which NB Management acts
                                                                         as investment manager and administrator.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
-----------------------------------------------------------------------------------------------------------------
Frederic B. Soule (54)         Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Vice President of NB Management from
                                                                  1995 until 1999; Vice President of two other
                                                                  funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  2000.

Celeste Wischerth (40)         Assistant Treasurer since 1993     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1994 to 1999; Assistant
                                                                  Treasurer since 1996 of two other mutual funds
                                                                  for which NB Management acts as investment
                                                                  manager and administrator.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.